Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Trade receivables

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Receivables from collaboration agreements	1,250	957

Accounts receivable	1,250	957